Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 06, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 13, 2017